Share-Based Compensation Plans - Additional Information (Detail) (USD $) In Millions, except Share data, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Share-Based Compensation Plans (Textual) [Abstract]
Compensation expense for stock based compensation awards	$ 1.5	$ 1.0	$ 2.1	$ 2.7	$ 7.5	$ 8.1	$ 7.2
Total Unrecognized compensation cost	10.3		10.3		4.9
Expected period to recognized, in years	1 year 10 months 24 days				1 year 7 months 6 days
Stock options exercisable					218,369
Weighted average exercise price to exercise stock options exercisable					$ 34.00
Stock Appreciation Rights (SARs) [Member]
Share-Based Compensation Plans (Textual) [Abstract]
Cash used to settle awards					0.4	1.9	0.1
Restricted Stock Units (RSUs) [Member]
Share-Based Compensation Plans (Textual) [Abstract]
Cash used to settle awards					0.9	2.2	0.3
Performance Units [Member]
Share-Based Compensation Plans (Textual) [Abstract]
Cash used to settle awards					2.1	1.4	0
Stock Options And Stock Appreciation Rights [Member]
Share-Based Compensation Plans (Textual) [Abstract]
Total Unrecognized compensation cost					0.8
Expected period to recognized, in years					1 year 4 months 24 days
Restricted Stock And Restricted Stock Unit [Member]
Share-Based Compensation Plans (Textual) [Abstract]
Total Unrecognized compensation cost					2.1
Expected period to recognized, in years					1 year 4 months 24 days
Performance Shares And Units [Member]
Share-Based Compensation Plans (Textual) [Abstract]
Total Unrecognized compensation cost					2.0
Expected period to recognized, in years					1 year 9 months 18 days
Annual Incentive Plan And Long Term Incentive Plan [Member]
Share-Based Compensation Plans (Textual) [Abstract]
Compensation expense for stock based compensation awards					$ 12.1	$ 11.9	$ 10.6